Annual Operating Expenses {- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth Fund - AMCIZ PRO-12 - Fidelity® International Growth Fund	Dec. 30, 2020
Fidelity International Growth Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual operating expenses	1.30%
Fidelity International Growth Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.31%
Total annual operating expenses	1.59%
Fidelity International Growth Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual operating expenses	2.07%
Fidelity International Growth Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.01%
Fidelity International Growth Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.88%